Segment disclosure - Net Sales and Long-Lived Assets by Geographic Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total net sales	€ 28,262.9	€ 27,558.5	€ 21,173.4
Long-lived assets	7,234.0	5,799.8	4,136.9
Japan
Segment Reporting Information [Line Items]
Total net sales	1,156.0	613.6	1,008.6
Long-lived assets	16.0	10.4	7.9
South Korea
Segment Reporting Information [Line Items]
Total net sales	6,408.8	6,949.2	6,045.6
Long-lived assets	241.6	148.1	85.4
Singapore
Segment Reporting Information [Line Items]
Total net sales	285.0	282.1	475.5
Long-lived assets	4.3	5.0	5.5
Taiwan
Segment Reporting Information [Line Items]
Total net sales	4,354.0	8,074.6	8,095.5
Long-lived assets	473.8	354.5	216.3
China
Segment Reporting Information [Line Items]
Total net sales	10,195.1	7,251.8	2,916.0
Long-lived assets	72.7	48.6	40.8
Rest of Asia
Segment Reporting Information [Line Items]
Total net sales	3.5	3.9	7.2
Long-lived assets	0.1	0.2	0.2
Netherlands
Segment Reporting Information [Line Items]
Total net sales	16.6	25.1	9.2
Long-lived assets	4,621.4	3,783.6	2,748.5
EMEA
Segment Reporting Information [Line Items]
Total net sales	1,322.1	1,206.8	624.5
Long-lived assets	443.1	314.5	228.5
United States
Segment Reporting Information [Line Items]
Total net sales	4,521.8	3,151.4	1,991.3
Long-lived assets	€ 1,361.0	€ 1,134.9	€ 803.8